Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

8 Intangible assets, net

Intangible assets, net as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
	US$	US$

Software	-	22,778,055
Developed technologies	5,853,354	5,853,354
Trade names and trademarks	7,043,640	7,043,640
Total	12,896,994	35,675,049
Less: accumulated amortization	(9,510,877)	(26,483,336)
Intangible assets, net	3,386,117	9,191,713

Software mainly represent assets held by TNGA and GEA. The entities has been deconsolidated during the year 2024 and related assets were derecognised.

Amortization expenses of US$956,956 and US$1,614,741 were recorded in cost of revenue and general and administrative expenses respectively, for the year ended December 31, 2024.

Amortization expenses of US$1,587,906 and US$1,612,937 were recorded in cost of revenue and general and administrative expenses respectively, for the year ended December 31, 2023.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8	Intangible assets, net (Continued)

As of December 31, 2024, the estimated future amortization expense for each of the next five years and thereafter was as follows:

Amortization
US$
For the year ending December 31,
2025	1,540,557
2026	1,540,557
2027	305,003
2028	-
Thereafter	-
Total	3,386,117